Accounts and Bills Receivable, net (Tables)	12 Months Ended
Dec. 31, 2017
Accounts and Bills Receivable, net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
	December 31, 2017		December 31, 2016
	RMB	US$	RMB
Accounts receivable	18,588	2,857	17,052
Less: Allowance for doubtful accounts	(2,467)	(379)	(3,213)
	16,121	2,478	13,839

Bills receivable	4,002	615	15,614
	20,123	3,093	29,453

Schedule of Allowance For Doubtful Accounts
	December 31, 2017		December 31, 2016	December 31, 2015
	RMB	US$	RMB	RMB
Balance at beginning of year	3,213	494	747	825
Bad debt (recovery) expense	(746)	(115)	2,466	(78)
Write-offs	-	-	-	-

Balance at end of year	2,467	379	3,213	747